WARRANT LIABILITY (Details 1) - Series B Warrants [Member] - $ / shares		9 Months Ended
	Oct. 03, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Exercise price	$ 2.26	$ 2.26
Share price	$ 1.97	$ 1.82
Expected life	3 years 3 days	2 years 9 months 3 days
Expected volatility	90.40%	92.27%
Risk free interest rate	4.95%	4.06%
Expected dividend